Balanced Fund
BALANCED FUND
Investment Objective:
Capital growth, current income and preservation of capital.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Balanced Fund. You pay no sales charges or transaction fees for buying or selling shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Balanced Fund		Retail Shares	Institutional Shares
Management fees		0.70%	0.70%
Distribution (12b-1) fees		0.25%	none
Other expenses	[1]	0.25%	0.25%
Total annual fund operating expenses		1.20%	0.95%
[1]	Expenses have been restated to reflect current expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Balanced Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Retail Shares	122	381	660	1,455
Institutional Shares	97	303	525	1,166

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 138% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Balanced Fund invests in a mixed portfolio of common stocks and investment grade bonds, and normally invests approximately 60% of its total assets in common stocks and 40% in fixed income securities.  The Fund may hold a limited amount of cash to be used for redemptions.  Under normal circumstances, equity securities will represent at least 25% of total assets. Fixed income securities may represent as much as 75%, but not less than 25% of total assets.  The Fund invests in stocks of companies that are considered to have good valuation characteristics, regardless of the size of the company. If a bond held in the Fund is downgraded to below investment grade, the Fund may continue to hold it until the advisor deems it advantageous to sell.

The advisor employs a valuation based approach to screening stocks and selectively applies a fundamental research overlay process for stocks that pass through the first level of screening. The portfolio manager evaluates a company’s business strategy, competitive advantage and financial factors. The investment process utilizes quantitative screens which focus on valuation metrics. Those investments that pass the screens are candidates for investment. The Balanced Fund may sell securities for a variety of reasons, such as to effect a change in asset allocation, secure gains, limit losses, or redeploy assets into more promising opportunities. When considering whether or not to sell investments, for stocks in the Fund the portfolio manager considers the potential impact of management changes, strategic marketing opportunities and competition on both the large-cap value and small-cap growth stocks in the Fund and whether a security’s price is overvalued compared to future earnings growth. For bonds, the portfolio managers also consider the likely impact of rising or falling interest rates and whether there have been any other fundamental changes in the current or prospective financial structure or operations of the company.
Principal Risks of Investing in the Fund
Call and Prepayment Risk – Investment grade and high-yield bonds may contain prepayment or redemption (call) provisions which, if exercised during a period of declining interest rates, may require the Fund to reinvest in a lower-yielding security, resulting in a decreased return for investors.  Also, mortgage-backed securities issued by U.S. Government agencies are subject to prepayment risk because the underlying mortgages are being repaid on a regular basis.

Credit Risk – There is the chance that the issuer of a bond will default on its promise to pay interest and/or principal at maturity.  Credit ratings are an attempt to assess this risk.  All things being equal, the lower a bond’s credit rating, the higher the interest the bond must pay in order to attract investors and compensate them for taking additional risk.

Duration Risk  : Longer-term securities may be more sensitive to interest rate changes. Given the recent, historically low interest rates and the potential for increases in those rates, a heightened risk is posed by rising interest rates to a fund whose portfolios include longer-term fixed income securities.

Foreign Market Risk – To the extent the Fund invests in foreign stocks and bonds, it is also subject to the special risks associated with such investments whether denominated in U.S. dollars or foreign currencies.  These risks include potentially adverse political and economic developments overseas, greater volatility, less liquidity, and the possibility that foreign currencies will decline against the dollar, lowering the value of securities denominated in those currencies.

Interest Rate Risk  –  Bond prices fluctuate due to changing interest rates. When interest rates rise, bond prices fall, and bond prices go up when interest rates fall. Bonds with longer maturities have greater interest rate risk than do bonds with shorter maturities. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the fund. As a result, for the present, interest rate risk may be heightened.

Liquidity Risk  : Liquidity risk exists when particular investments are difficult to purchase or sell.  This can reduce the Fund’s returns because the Fund may be unable to transact at advantageous times or prices. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, and a potential rise in interest rates may result in periods of volatility and increased redemptions. As a result of increased redemptions, the Fund may have to liquidate portfolio securities at disadvantageous prices and times, which could reduce the returns of the Fund. The reduction in dealer market-making capacity in the fixed income markets that has occurred in recent years also has the potential to decrease liquidity.

Market Risk – Changing stock market conditions will affect the Fund’s share price. The Balanced Fund should not be relied on for short-term needs. Returns from stocks held in the Fund will rise and fall with changes in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. Investments in small and mid-size companies could be volatile and sensitive to steep share price declines in the event their earnings disappoint investors. Bond prices will fluctuate as interest rates and credit ratings change.

Portfolio Turnover Risk - A higher portfolio turnover may result in higher transactional and brokerage costs.

U.S. Government Agency Risk – Some U.S. Government agency securities, such as those of the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”) have only limited support from the agency’s authority to borrow from the U.S. Government or the discretionary authority of the Treasury to purchase obligations of the issuing agency.  Agencies with this limited credit support or no legally required support from the U.S. Government could default on their obligations or suffer reductions in their credit ratings.

Who Should Invest?
The Balanced Fund may be suitable for you if:
  You want to add a balanced fund to your existing portfolio,
  You are looking for a moderate level of growth and a moderate level of income,
  You have a long-term time horizon (at least 5 years), and
  You can tolerate the ups and downs of movement in the stock and bond markets
Because of the several types of risks described in this prospectus, you could lose money!
Performance
The following information illustrates how the Balanced Fund’s results may vary and provides some indication of the risks of investing in the Fund by showing changes in the Fund’s Retail Shares performance from year to year and by showing how the average annual returns for one, five, and ten years of the Fund compare with those of an appropriate broad-based securities market index. The Lipper Balanced Index consists of the 30 largest mutual funds whose primary investment objective is to conserve principal by maintaining at all times a balanced portfolio of stocks and bonds; you cannot invest directly in an index. Past performance (before and after taxes) should not be used to attempt to predict future performance. You may get updated performance information online at http://institutional.acadviser.com or by calling 800-345-4783.
Calendar Year Total Returns (%) as of 12/31 each year (Retail Shares)
Advance Capital I, Inc. Balanced Fund Annual Returns Before Taxes for Retail Shares

The Balanced Fund’s highest/lowest quarterly results for Retail Shares during this time period were: Highest: +11.57% 2nd quarter 2009 Lowest: -14.78% 4th quarter 2008
Average Annual Total Returns (%) For the Periods Ended December 31, 2015
Average Annual Total Returns - Balanced Fund	1 Year	5 Years	10 Years
Retail Shares	(3.86%)	6.08%	4.28%
Retail Shares | After taxes on distributions	(4.49%)	5.11%	3.25%
Retail Shares | After taxes on distributions and sale of fund shares	(2.30%)	4.67%	3.23%
Institutional Shares	(3.63%)	6.36%
Lipper Balanced Index (reflects no deductions for fees, expenses or taxes)	(0.42%)	6.98%	5.43%

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. After tax returns are shown only for Retail Shares, and will vary for Institutional Shares. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown. In addition, after-tax returns are not relevant if you hold your Fund shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (IRA). Total returns shown “after taxes on distributions and sale of fund shares” assume that you sold your shares at the end of the particular time period, and as a result, reflect the effect of both taxable distributions by the Fund and any taxable gain or loss realized upon the sale of the shares.